Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
March 31, 2025
SED-NPRT1-0525
1.924255.114
Foreign Government and Government Agency Obligations - 57.2%
		Principal Amount (a)	Value ($)
ANGOLA - 1.7%
Angola Republic 8% 11/26/2029 (b)		4,890,000	4,321,538
Angola Republic 8.25% 5/9/2028 (b)		5,065,000	4,705,702
Angola Republic 8.75% 4/14/2032 (b)		5,075,000	4,339,125
Angola Republic 9.125% 11/26/2049 (b)		3,555,000	2,730,239
Angola Republic 9.375% 5/8/2048 (b)		3,740,000	2,952,730
Angola Republic 9.5% 11/12/2025 (b)		5,565,000	5,558,044
TOTAL ANGOLA			24,607,378
ARGENTINA - 2.7%
Argentine Republic 0.75% 7/9/2030 (c)		18,576,476	13,505,098
Argentine Republic 1% 7/9/2029		4,467,405	3,463,691
Argentine Republic 4.125% 7/9/2035 (c)		19,073,027	11,901,569
Argentine Republic 5% 1/9/2038 (c)		12,581,997	8,278,954
Provincia de Cordoba 6.875% 12/10/2025 (b)(c)		611,815	604,473
TOTAL ARGENTINA			37,753,785
ARMENIA - 0.4%
Republic of Armenia 3.6% 2/2/2031 (b)		3,805,000	3,224,738
Republic of Armenia 6.75% 3/12/2035 (b)		2,780,000	2,674,446
TOTAL ARMENIA			5,899,184
BAHRAIN - 0.3%
Bahrain Kingdom 5.625% 5/18/2034 (b)		3,055,000	2,819,857
Bahrain Kingdom 7.5% 2/12/2036 (b)		1,195,000	1,245,787
TOTAL BAHRAIN			4,065,644
BARBADOS - 0.2%
Barbados Government 6.5% 10/1/2029 (b)		2,440,000	2,342,400
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (b)		3,010,000	2,810,588
Republic of Benin 8.375% 1/23/2041 (b)		1,070,000	1,012,487
TOTAL BENIN			3,823,075
BERMUDA - 0.3%
Bermuda Government International Bond 3.375% 8/20/2050 (b)		965,000	656,152
Bermuda Government International Bond 3.717% 1/25/2027 (b)		620,000	607,018
Bermuda Government International Bond 4.75% 2/15/2029 (b)		2,270,000	2,255,813
Bermuda Government International Bond 5% 7/15/2032 (b)		1,005,000	990,239
TOTAL BERMUDA			4,509,222
BRAZIL - 1.9%
Brazilian Federative Republic 10% 1/1/2027	BRL	8,000,000	1,304,193
Federative Republic of Brazil 3.875% 6/12/2030		5,500,000	5,087,500
Federative Republic of Brazil 4.75% 1/14/2050		7,800,000	5,487,300
Federative Republic of Brazil 5.625% 2/21/2047		3,313,000	2,713,347
Federative Republic of Brazil 6% 10/20/2033		1,880,000	1,827,360
Federative Republic of Brazil 7.125% 1/20/2037		2,080,000	2,184,000
Federative Republic of Brazil 7.125% 5/13/2054		1,995,000	1,909,215
Federative Republic of Brazil 8.25% 1/20/2034		5,204,000	5,838,888
TOTAL BRAZIL			26,351,803
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		7,745,000	6,800,110
Chilean Republic 3.1% 1/22/2061		7,500,000	4,496,925
Chilean Republic 3.5% 1/31/2034		1,775,000	1,567,325
Chilean Republic 4% 1/31/2052		985,000	748,600
Chilean Republic 4.34% 3/7/2042		1,410,000	1,211,895
Chilean Republic 5.33% 1/5/2054		2,835,000	2,659,230
TOTAL CHILE			17,484,085
COLOMBIA - 2.6%
Colombian Republic 3% 1/30/2030		5,600,000	4,757,200
Colombian Republic 3.125% 4/15/2031		6,050,000	4,908,063
Colombian Republic 3.875% 2/15/2061		1,490,000	775,544
Colombian Republic 4.125% 5/15/2051		3,120,000	1,778,400
Colombian Republic 5% 6/15/2045		11,700,000	7,874,100
Colombian Republic 5.2% 5/15/2049		5,390,000	3,587,045
Colombian Republic 6.125% 1/18/2041		1,475,000	1,202,420
Colombian Republic 7.375% 9/18/2037		845,000	806,553
Colombian Republic 7.5% 2/2/2034		1,110,000	1,102,230
Colombian Republic 7.75% 11/7/2036		2,390,000	2,339,810
Colombian Republic 8% 11/14/2035		3,585,000	3,610,095
Colombian Republic 8% 4/20/2033		1,720,000	1,775,470
Colombian Republic 8.75% 11/14/2053		1,690,000	1,686,620
TOTAL COLOMBIA			36,203,550
COSTA RICA - 0.9%
Republic of Costa Rica 5.625% 4/30/2043 (b)		2,865,000	2,569,905
Republic of Costa Rica 6.125% 2/19/2031 (b)		2,415,000	2,445,188
Republic of Costa Rica 6.55% 4/3/2034 (b)		2,335,000	2,392,208
Republic of Costa Rica 7% 4/4/2044 (b)		1,965,000	1,994,965
Republic of Costa Rica 7.3% 11/13/2054 (b)		3,295,000	3,403,941
TOTAL COSTA RICA			12,806,207
COTE D'IVOIRE - 0.9%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (b)		3,675,000	3,267,296
Republic of Cote d'Ivoire 6.375% 3/3/2028 (b)		5,580,000	5,588,761
Republic of Cote d'Ivoire 8.075% 4/1/2036 (b)		1,700,000	1,623,500
Republic of Cote d'Ivoire 8.25% 1/30/2037 (b)		1,805,000	1,728,569
TOTAL COTE D'IVOIRE			12,208,126
DOMINICAN REPUBLIC - 3.3%
Dominican Republic 4.5% 1/30/2030 (b)		7,180,000	6,716,890
Dominican Republic 4.875% 9/23/2032 (b)		6,360,000	5,793,133
Dominican Republic 5.3% 1/21/2041 (b)		2,450,000	2,067,800
Dominican Republic 5.875% 1/30/2060 (b)		7,990,000	6,731,575
Dominican Republic 5.95% 1/25/2027 (b)		4,186,000	4,206,930
Dominican Republic 6% 7/19/2028 (b)		2,999,000	3,018,494
Dominican Republic 6.6% 6/1/2036 (b)		1,358,000	1,352,568
Dominican Republic 6.85% 1/27/2045 (b)		4,046,000	3,989,356
Dominican Republic 7.05% 2/3/2031 (b)		3,670,000	3,794,780
Dominican Republic 7.15% 2/24/2055 (b)		2,245,000	2,256,225
Dominican Republic 7.45% 4/30/2044 (b)		6,031,000	6,308,426
TOTAL DOMINICAN REPUBLIC			46,236,177
ECUADOR - 1.2%
Republic of Ecuador 5% 7/31/2040 (b)(c)		2,800,000	1,246,000
Republic of Ecuador 5.5% 7/31/2035 (b)(c)		19,765,000	9,704,615
Republic of Ecuador 6.9% 7/31/2030 (b)(c)		10,406,894	6,181,695
TOTAL ECUADOR			17,132,310
EGYPT - 2.7%
Arab Republic of Egypt 5.875% 2/16/2031 (b)		2,625,000	2,148,287
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		830,000	698,760
Arab Republic of Egypt 7.5% 1/31/2027 (b)		5,596,000	5,515,585
Arab Republic of Egypt 7.5% 2/16/2061 (b)		6,070,000	4,030,905
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		6,521,000	6,190,223
Arab Republic of Egypt 7.625% 5/29/2032 (b)		3,200,000	2,754,080
Arab Republic of Egypt 7.903% 2/21/2048 (b)		3,265,000	2,322,215
Arab Republic of Egypt 8.5% 1/31/2047 (b)		7,939,000	5,996,644
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		3,665,000	2,788,149
Arab Republic of Egypt 8.875% 5/29/2050 (b)		1,945,000	1,501,812
Arab Republic of Egypt 9.45% 2/4/2033 (b)		1,890,000	1,779,908
Arab Republic of Egypt Treasury Bills 0% 10/7/2025 (d)	EGP	62,900,000	1,090,464
Arab Republic of Egypt Treasury Bills 0% 12/16/2025 (d)	EGP	33,175,000	549,155
Arab Republic of Egypt Treasury Bills 0% 12/30/2025 (d)	EGP	35,825,000	587,992
TOTAL EGYPT			37,954,179
EL SALVADOR - 0.8%
El Salvador Republic 0.25% 4/17/2030 (b)		1,765,000	37,063
El Salvador Republic 7.1246% 1/20/2050 (b)		3,292,000	2,627,016
El Salvador Republic 7.625% 2/1/2041 (b)		1,035,000	918,563
El Salvador Republic 7.65% 6/15/2035 (b)		5,940,000	5,501,925
El Salvador Republic 9.25% 4/17/2030 (b)		1,765,000	1,833,941
El Salvador Republic 9.65% 11/21/2054 (b)		1,035,000	1,042,245
TOTAL EL SALVADOR			11,960,753
GABON - 0.4%
Gabonese Republic 6.625% 2/6/2031 (b)		1,980,000	1,540,064
Gabonese Republic 7% 11/24/2031 (b)		4,490,000	3,488,191
TOTAL GABON			5,028,255
GEORGIA - 0.1%
Georgia Republic 2.75% 4/22/2026 (b)		2,135,000	2,040,926
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (b)(d)		694,751	537,563
Ghana Republic 0% 7/3/2026 (b)(d)		443,114	414,763
Ghana Republic 5% 7/3/2029 (b)(c)		5,278,064	4,587,588
Ghana Republic 5% 7/3/2035 (b)(c)		4,460,150	3,146,636
TOTAL GHANA			8,686,550
GUATEMALA - 1.0%
Republic of Guatemala 4.9% 6/1/2030 (b)		485,000	467,491
Republic of Guatemala 5.25% 8/10/2029 (b)		1,200,000	1,180,800
Republic of Guatemala 5.375% 4/24/2032 (b)		2,015,000	1,943,216
Republic of Guatemala 6.125% 6/1/2050 (b)		4,110,000	3,690,780
Republic of Guatemala 6.55% 2/6/2037 (b)		1,500,000	1,494,000
Republic of Guatemala 6.6% 6/13/2036 (b)		5,670,000	5,709,690
TOTAL GUATEMALA			14,485,977
HUNGARY - 1.4%
Hungary Government 2.125% 9/22/2031 (b)		2,950,000	2,396,875
Hungary Government 3.125% 9/21/2051 (b)		5,810,000	3,440,304
Hungary Government 5.25% 6/16/2029 (b)		1,585,000	1,575,094
Hungary Government 5.5% 3/26/2036 (b)		3,200,000	3,057,800
Hungary Government 5.5% 6/16/2034 (b)		2,890,000	2,792,463
Hungary Government 6.25% 9/22/2032 (b)		1,125,000	1,156,516
Hungary Government 6.75% 9/25/2052 (b)		3,800,000	3,897,432
Hungary Government 7.625% 3/29/2041		1,655,000	1,861,958
TOTAL HUNGARY			20,178,442
INDONESIA - 1.8%
Indonesia Government 5.125% 1/15/2045 (b)		3,353,000	3,130,864
Indonesia Government 5.25% 1/17/2042 (b)		3,000,000	2,872,500
Indonesia Government 5.95% 1/8/2046 (b)		2,100,000	2,147,249
Indonesia Government 6.625% 2/17/2037 (b)		3,549,000	3,900,351
Indonesia Government 6.75% 1/15/2044 (b)		3,035,000	3,387,819
Indonesia Government 7.75% 1/17/2038 (b)		4,298,000	5,184,463
Indonesia Government 8.5% 10/12/2035 (b)		4,169,000	5,186,236
TOTAL INDONESIA			25,809,482
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		1,685,000	1,934,379
JORDAN - 0.7%
Jordan Government 5.85% 7/7/2030 (b)		2,325,000	2,144,813
Jordan Government 6.125% 1/29/2026 (b)		985,000	981,306
Jordan Government 7.375% 10/10/2047 (b)		2,480,000	2,160,700
Jordan Government 7.5% 1/13/2029 (b)		2,805,000	2,797,988
Jordan Government 7.75% 1/15/2028 (b)		1,725,000	1,747,649
TOTAL JORDAN			9,832,456
KENYA - 0.6%
Republic of Kenya 6.3% 1/23/2034 (b)		5,110,000	3,964,619
Republic of Kenya 7.25% 2/28/2028 (b)		570,000	547,200
Republic of Kenya 8% 5/22/2032 (b)		685,000	613,075
Republic of Kenya 9.5% 3/5/2036 (b)		490,000	444,675
Republic of Kenya 9.75% 2/16/2031 (b)		3,710,000	3,617,250
TOTAL KENYA			9,186,819
LEBANON - 0.3%
Lebanon Republic 5.8% (e)(f)		5,875,000	910,625
Lebanon Republic 6% (e)(f)		1,587,000	245,985
Lebanon Republic 6.1% (e)(f)		685,000	106,175
Lebanon Republic 6.375% (e)(f)		7,072,000	1,096,160
Lebanon Republic 8.25% (e)(f)		10,315,000	1,598,825
TOTAL LEBANON			3,957,770
MEXICO - 1.9%
United Mexican States 3.25% 4/16/2030		3,700,000	3,344,800
United Mexican States 3.771% 5/24/2061		3,135,000	1,830,840
United Mexican States 4.35% 1/15/2047		1,640,000	1,174,240
United Mexican States 4.75% 4/27/2032		970,000	905,980
United Mexican States 5.75% 10/12/2110		2,355,000	1,846,320
United Mexican States 6.05% 1/11/2040		10,222,000	9,649,568
United Mexican States 6.338% 5/4/2053		1,695,000	1,542,450
United Mexican States 6.35% 2/9/2035		2,485,000	2,488,728
United Mexican States 6.875% 5/13/2037		1,460,000	1,496,500
United Mexican States 7.375% 5/13/2055		2,540,000	2,603,500
TOTAL MEXICO			26,882,926
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (b)		1,790,000	1,755,095
Mongolia Government 7.875% 6/5/2029 (b)		490,000	501,024
TOTAL MONGOLIA			2,256,119
MONTENEGRO - 0.5%
Republic of Montenegro 4.875% 4/1/2032 (b)	EUR	1,155,000	1,226,259
Republic of Montenegro 7.25% 3/12/2031 (b)		5,210,000	5,327,954
TOTAL MONTENEGRO			6,554,213
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		2,740,000	2,846,175
NIGERIA - 2.5%
Republic of Nigeria 6.125% 9/28/2028 (b)		5,520,000	5,034,847
Republic of Nigeria 6.5% 11/28/2027 (b)		5,087,000	4,881,638
Republic of Nigeria 7.143% 2/23/2030 (b)		4,110,000	3,703,131
Republic of Nigeria 7.625% 11/21/2025 (b)		5,383,000	5,390,536
Republic of Nigeria 7.625% 11/28/2047 (b)		5,315,000	3,993,797
Republic of Nigeria 7.696% 2/23/2038 (b)		980,000	790,561
Republic of Nigeria 7.875% 2/16/2032 (b)		2,625,000	2,329,898
Republic of Nigeria 8.375% 3/24/2029 (b)		4,095,000	3,956,794
Republic of Nigeria 9.625% 6/9/2031 (b)		3,050,000	3,001,246
Republic of Nigeria Treasury Bills 0% 4/10/2025 (d)	NGN	1,167,745,000	755,750
Republic of Nigeria Treasury Bills 0% 5/20/2025 (d)	NGN	999,215,000	630,625
Republic of Nigeria Treasury Bills 0% 5/27/2025 (d)	NGN	1,329,120,000	834,810
TOTAL NIGERIA			35,303,633
OMAN - 2.3%
Oman Sultanate 5.625% 1/17/2028 (b)		6,505,000	6,538,826
Oman Sultanate 6% 8/1/2029 (b)		3,625,000	3,709,209
Oman Sultanate 6.25% 1/25/2031 (b)		4,805,000	4,985,524
Oman Sultanate 6.5% 3/8/2047 (b)		8,100,000	8,189,991
Oman Sultanate 6.75% 1/17/2048 (b)		7,720,000	7,980,550
Oman Sultanate 7% 1/25/2051 (b)		490,000	520,870
TOTAL OMAN			31,924,970
PAKISTAN - 1.0%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		6,130,000	5,811,240
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		5,905,000	5,373,550
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		1,870,000	1,585,760
Islamic Republic of Pakistan 7.875% 3/31/2036 (b)		2,025,000	1,594,688
TOTAL PAKISTAN			14,365,238
PANAMA - 1.9%
Panamanian Republic 2.252% 9/29/2032		2,705,000	1,966,535
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,202,075
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,179,578
Panamanian Republic 3.87% 7/23/2060		3,880,000	2,091,320
Panamanian Republic 4.3% 4/29/2053		1,795,000	1,096,520
Panamanian Republic 4.5% 4/16/2050		4,575,000	2,916,563
Panamanian Republic 4.5% 5/15/2047		2,005,000	1,323,299
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,537,663
Panamanian Republic 6.853% 3/28/2054		2,055,000	1,799,923
Panamanian Republic 7.875% 3/1/2057		4,390,000	4,318,663
Panamanian Republic 8% 3/1/2038		1,880,000	1,950,500
TOTAL PANAMA			27,382,639
PARAGUAY - 0.7%
Republic of Paraguay 2.739% 1/29/2033 (b)		1,305,000	1,077,069
Republic of Paraguay 4.95% 4/28/2031 (b)		3,865,000	3,756,780
Republic of Paraguay 5.4% 3/30/2050 (b)		3,925,000	3,360,487
Republic of Paraguay 6% 2/9/2036 (b)		1,155,000	1,153,268
Republic of Paraguay 6.65% 3/4/2055 (b)		1,045,000	1,052,314
TOTAL PARAGUAY			10,399,918
PERU - 0.9%
Peruvian Republic 2.783% 1/23/2031		3,585,000	3,152,111
Peruvian Republic 3% 1/15/2034		5,225,000	4,321,075
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,177,132
TOTAL PERU			12,650,318
PHILIPPINES - 1.0%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,361,070
Philippine Republic 2.95% 5/5/2045		865,000	588,199
Philippine Republic 4.75% 3/5/2035		1,485,000	1,439,522
Philippine Republic 5% 7/17/2033		1,135,000	1,126,204
Philippine Republic 5.175% 9/5/2049		1,970,000	1,838,995
Philippine Republic 5.5% 1/17/2048		1,005,000	987,212
Philippine Republic 5.6% 5/14/2049		1,795,000	1,772,563
Philippine Republic 5.609% 4/13/2033		1,670,000	1,721,770
Philippine Republic 5.95% 10/13/2047		2,670,000	2,765,786
TOTAL PHILIPPINES			13,601,321
POLAND - 1.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		2,000,000	1,997,000
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		985,000	1,031,246
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		4,745,000	4,762,604
Republic of Poland 5.375% 2/12/2035		2,780,000	2,788,340
Republic of Poland 5.5% 3/18/2054		1,775,000	1,662,820
Republic of Poland 5.5% 4/4/2053		4,080,000	3,827,101
TOTAL POLAND			16,069,111
QATAR - 1.0%
State of Qatar 4.4% 4/16/2050 (b)		4,220,000	3,615,881
State of Qatar 4.817% 3/14/2049 (b)		6,504,000	5,951,485
State of Qatar 5.103% 4/23/2048 (b)		5,105,000	4,884,847
TOTAL QATAR			14,452,213
ROMANIA - 1.3%
Romanian Republic 3% 2/14/2031 (b)		5,296,000	4,427,456
Romanian Republic 3.625% 3/27/2032 (b)		2,618,000	2,187,339
Romanian Republic 4% 2/14/2051 (b)		6,255,000	3,809,702
Romanian Republic 7.125% 1/17/2033 (b)		2,880,000	2,929,651
Romanian Republic 7.5% 2/10/2037 (b)		3,382,000	3,439,494
Romanian Republic 7.625% 1/17/2053 (b)		1,138,000	1,132,936
TOTAL ROMANIA			17,926,578
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		3,195,000	2,570,729
SAUDI ARABIA - 1.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		4,030,000	3,295,392
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		2,775,000	1,715,561
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		3,755,000	2,540,858
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		3,471,000	2,842,749
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		2,055,000	1,600,002
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		3,040,000	2,522,318
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		945,000	899,971
TOTAL SAUDI ARABIA			15,416,851
SENEGAL - 0.4%
Republic of Senegal 4.75% 3/13/2028 (b)	EUR	1,470,000	1,380,395
Republic of Senegal 6.25% 5/23/2033 (b)		2,780,000	2,064,150
Republic of Senegal 6.75% 3/13/2048 (b)		3,860,000	2,502,978
TOTAL SENEGAL			5,947,523
SERBIA - 0.9%
Republic of Serbia 2.125% 12/1/2030 (b)		3,540,000	2,911,650
Republic of Serbia 6% 6/12/2034 (b)		3,450,000	3,413,361
Republic of Serbia 6.25% 5/26/2028 (b)		865,000	881,867
Republic of Serbia 6.5% 9/26/2033 (b)		5,020,000	5,161,213
TOTAL SERBIA			12,368,091
SOUTH AFRICA - 1.2%
South African Republic 5% 10/12/2046		1,460,000	996,450
South African Republic 5.65% 9/27/2047		6,075,000	4,489,425
South African Republic 5.75% 9/30/2049		7,030,000	5,160,020
South African Republic 7.1% 11/19/2036 (b)		2,840,000	2,755,510
South African Republic 7.3% 4/20/2052		3,545,000	3,122,259
TOTAL SOUTH AFRICA			16,523,664
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(c)		3,176,603	2,798,587
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(c)		6,103,949	4,761,081
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(c)		5,217,007	4,090,133
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(c)		2,607,407	2,028,563
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(c)		2,786,947	1,881,189
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		3,548,117	3,328,134
TOTAL SRI LANKA			18,887,687
TURKEY - 2.8%
Turkish Republic 31.08% 11/8/2028	TRY	60,025,000	1,425,937
Turkish Republic 37% 2/18/2026	TRY	82,960,000	2,053,914
Turkish Republic 4.875% 4/16/2043		5,290,000	3,679,618
Turkish Republic 5.125% 2/17/2028		1,505,000	1,457,502
Turkish Republic 5.75% 5/11/2047		4,040,000	3,016,163
Turkish Republic 5.875% 6/26/2031		1,615,000	1,501,546
Turkish Republic 5.95% 1/15/2031		2,685,000	2,524,571
Turkish Republic 6% 1/14/2041		6,082,000	4,976,597
Turkish Republic 6.5% 1/3/2035		4,480,000	4,153,542
Turkish Republic 6.625% 2/17/2045		150,000	125,840
Turkish Republic 6.75% 5/30/2040		2,112,000	1,910,051
Turkish Republic 7.625% 5/15/2034		2,040,000	2,049,649
Turkish Republic 9.125% 7/13/2030		3,825,000	4,161,332
Turkish Republic 9.375% 1/19/2033		515,000	569,930
Turkish Republic 9.375% 3/14/2029		5,270,000	5,736,080
TOTAL TURKEY			39,342,272
UKRAINE - 1.5%
Ukraine Government 0% 2/1/2030 (b)(c)		1,029,342	524,964
Ukraine Government 0% 2/1/2034 (b)(c)		3,846,504	1,509,753
Ukraine Government 0% 2/1/2035 (b)(c)		3,810,568	2,095,812
Ukraine Government 0% 2/1/2036 (b)(c)		2,708,807	1,483,072
Ukraine Government 0% 8/1/2041 (b)(g)		2,230,000	1,605,600
Ukraine Government 1.75% 2/1/2029 (b)(c)		5,423,626	3,498,239
Ukraine Government 1.75% 2/1/2034 (b)(c)		12,856,568	6,813,981
Ukraine Government 1.75% 2/1/2035 (b)(c)		3,491,888	1,815,782
Ukraine Government 1.75% 2/1/2036 (b)(c)		2,466,802	1,264,236
TOTAL UKRAINE			20,611,439
UNITED ARAB EMIRATES - 1.2%
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		13,102,000	8,946,177
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		2,990,000	2,334,535
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		2,370,000	2,376,740
Emirate of Dubai 3.9% 9/9/2050 (e)		4,165,000	3,009,212
TOTAL UNITED ARAB EMIRATES			16,666,664
URUGUAY - 0.5%
Uruguay Republic 5.1% 6/18/2050		6,360,000	5,892,540
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,820,035
TOTAL URUGUAY			7,712,575
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		1,095,000	927,841
Republic of Uzbekistan 3.9% 10/19/2031 (b)		2,880,000	2,403,901
Republic of Uzbekistan 5.375% 2/20/2029 (b)		1,145,000	1,091,551
TOTAL UZBEKISTAN			4,423,293
VENEZUELA - 0.7%
Venezuela Republic 11.95% (e)(f)		17,015,000	3,428,523
Venezuela Republic 12.75% (e)(f)		3,625,000	721,374
Venezuela Republic 9.25% (f)		27,915,000	5,708,618
TOTAL VENEZUELA			9,858,515
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (b)		4,840,236	2,931,368
Republic of Zambia 5.75% 6/30/2033 (b)(c)		2,079,000	1,808,405
TOTAL ZAMBIA			4,739,773
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $874,993,809)			810,163,382

Non-Convertible Corporate Bonds - 32.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	980,000	981,347
AZERBAIJAN - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)	9,951,000	10,035,982
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)	2,010,000	2,090,098

TOTAL AZERBAIJAN		12,126,080
BAHRAIN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)	6,889,000	7,080,583
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)	1,065,000	1,129,496

TOTAL BAHRAIN		8,210,079
BRAZIL - 2.8%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
NBM US Holdings Inc 6.625% 8/6/2029 (b)	2,270,000	2,262,963
Food Products - 0.1%
Adecoagro SA 6% 9/21/2027 (b)	775,000	763,630
Marb Bondco PLC 3.95% 1/29/2031 (b)	1,295,000	1,116,938
		1,880,568
Energy - 0.4%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)	2,547,333	2,686,926
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)	3,493,852	2,856,224
TOTAL ENERGY		5,543,150

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)	2,695,000	2,830,963
Industrials - 0.4%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)	644,000	669,985
Passenger Airlines - 0.4%
Azul Secured Finance LLP 11.5% 8/28/2029	3,792,554	1,915,240
Azul Secured Finance LLP 11.93% 8/28/2028	1,825,668	1,590,613
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3343% 1/28/2030 pay-in-kind (b)(g)(h)	1,127,474	1,257,844
		4,763,697
TOTAL INDUSTRIALS		5,433,682

Materials - 1.3%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)	1,495,000	1,023,627
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	2,170,000	2,013,760
Braskem Netherlands Finance BV 8% 10/15/2034 (b)	1,345,000	1,283,735
		4,321,122
Metals & Mining - 0.9%
CSN Inova Ventures 6.75% 1/28/2028 (b)	1,250,000	1,192,525
CSN Resources SA 5.875% 4/8/2032 (b)	2,115,000	1,715,011
CSN Resources SA 8.875% 12/5/2030 (b)	1,630,000	1,608,321
Nexa Resources SA 6.5% 1/18/2028 (b)	1,070,000	1,101,137
Nexa Resources SA 6.75% 4/9/2034 (b)	895,000	926,325
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(g)	5,330,294	5,170,386
		11,713,705
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (b)	1,970,000	2,028,115
TOTAL MATERIALS		18,062,942

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (b)	3,015,000	3,162,735
TOTAL BRAZIL		39,177,003
CHILE - 2.2%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)	933,000	832,824
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)	3,749,000	3,524,060
		4,356,884
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)	1,215,000	1,221,379
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)	1,885,000	1,922,700
		3,144,079
Materials - 1.6%
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (b)	3,865,000	3,325,369
Antofagasta PLC 5.625% 5/13/2032 (b)	1,390,000	1,399,549
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)	2,000,000	1,828,000
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)	1,645,000	1,496,580
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (b)	1,865,000	1,143,245
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)	3,765,000	2,560,200
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (b)	1,970,000	1,540,540
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)	1,575,000	1,516,725
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)	955,000	966,460
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)	1,730,000	1,712,700
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)	1,860,000	1,930,680
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (b)	1,905,000	1,962,150
		21,382,198
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)	1,130,000	1,127,401
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)	967,200	991,259
		2,118,660
TOTAL CHILE		31,001,821
CHINA - 0.9%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
Prosus NV 3.832% 2/8/2051 (b)	1,590,000	1,021,575
Prosus NV 4.027% 8/3/2050 (b)	650,000	435,299
Prosus NV 4.193% 1/19/2032 (b)	3,505,000	3,188,455
		4,645,329
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (b)	1,700,000	1,678,655
TOTAL CONSUMER DISCRETIONARY		6,323,984

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd 3.421% 11/2/2030 (b)	2,915,000	2,676,086
Materials - 0.2%
Chemicals - 0.2%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)	3,275,000	3,209,271
TOTAL CHINA		12,209,341
COLOMBIA - 1.6%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Ecopetrol SA 8.375% 1/19/2036	1,740,000	1,695,369
Ecopetrol SA 8.875% 1/13/2033	5,635,000	5,802,641
Geopark Ltd 5.5% 1/17/2027 (b)	2,685,000	2,601,094
Geopark Ltd 8.75% 1/31/2030 (b)	2,545,000	2,395,481
		12,494,585
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (b)	2,790,000	2,834,925
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)	5,545,000	4,876,994
Termocandelaria Power SA 7.75% 9/17/2031 (b)	2,670,000	2,679,131
		7,556,125
TOTAL COLOMBIA		22,885,635
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)	2,525,000	2,542,372
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)	2,280,000	2,437,092
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)	3,310,000	3,257,106
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energo-Pro AS 11% 11/2/2028 (b)	1,700,000	1,806,250
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)	1,825,000	1,832,099
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (b)	2,290,000	2,023,788
GHANA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	875,000	818,125
Kosmos Energy Ltd 8.75% 10/1/2031 (b)	7,075,000	6,548,832
Tullow Oil PLC 10.25% 5/15/2026 (b)	3,950,000	3,599,438

TOTAL GHANA		10,966,395
GUATEMALA - 0.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (b)	3,975,000	3,619,834
Millicom International Cellular SA 4.5% 4/27/2031 (b)	2,050,000	1,818,350
Millicom International Cellular SA 7.375% 4/2/2032 (b)	1,650,000	1,668,562
		7,106,746
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)	2,970,000	2,847,488
TOTAL GUATEMALA		9,954,234
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)	1,070,000	1,089,728
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (e)	1,280,000	1,310,720
TOTAL HUNGARY		2,400,448
INDIA - 0.5%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (b)	1,365,000	1,368,412
Health Care - 0.2%
Biotechnology - 0.2%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)	2,920,000	2,740,288
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (b)	3,545,000	3,481,899
TOTAL INDIA		7,590,599
INDONESIA - 1.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Medco Bell Pte Ltd 6.375% 1/30/2027 (b)	3,120,000	3,095,040
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)	3,730,000	3,669,201
		6,764,241
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (b)	1,225,000	1,217,038
Freeport Indonesia PT 5.315% 4/14/2032 (b)	2,085,000	2,045,927
Freeport Indonesia PT 6.2% 4/14/2052 (b)	1,420,000	1,380,950
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)	2,955,000	2,971,548
		7,615,463
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)	1,140,000	1,138,575
TOTAL INDONESIA		15,518,279
ISRAEL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)	3,470,000	3,427,145
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)	2,980,000	2,974,994
Leviathan Bond Ltd 6.5% 6/30/2027 (b)(e)	1,400,000	1,379,525

TOTAL ISRAEL		7,781,664
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)	1,300,000	1,305,264
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)	2,010,000	1,693,425
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)	1,010,000	882,488
KazMunayGas National Co JSC 6.375% 10/24/2048 (b)	1,400,000	1,304,954
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)	3,800,000	3,315,737

TOTAL KAZAKHSTAN		7,196,604
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal Canada ULC 5% 5/18/2025 (b)	1,635,000	1,633,740
MALAYSIA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)	3,610,000	3,226,438
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petronas Capital Ltd 3.404% 4/28/2061 (b)	5,315,000	3,471,359
Petronas Capital Ltd 3.5% 4/21/2030 (b)	1,730,000	1,629,660
		5,101,019
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)	945,000	944,811
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)	3,090,000	3,033,113
		3,977,924
TOTAL MALAYSIA		12,305,381
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (b)	2,870,000	2,887,041
MEXICO - 4.6%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (e)(f)	10,535,000	3,792,600
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)	2,285,000	2,429,045
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (b)	2,835,000	2,711,621
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Petroleos Mexicanos 6.5% 3/13/2027	1,725,000	1,679,977
Petroleos Mexicanos 6.5% 6/2/2041	2,587,000	1,823,705
Petroleos Mexicanos 6.625% 6/15/2035	15,841,000	12,633,198
Petroleos Mexicanos 6.7% 2/16/2032	4,827,000	4,235,210
Petroleos Mexicanos 6.75% 9/21/2047	10,407,000	7,107,461
Petroleos Mexicanos 6.875% 10/16/2025	2,295,000	2,291,557
Petroleos Mexicanos 6.875% 8/4/2026	2,485,000	2,471,581
Petroleos Mexicanos 6.95% 1/28/2060	7,495,000	5,080,861
Petroleos Mexicanos 7.69% 1/23/2050	11,623,000	8,680,638
		46,004,188
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)	1,045,000	781,660
Braskem Idesa SAPI 7.45% 11/15/2029 (b)	2,825,000	2,288,250
		3,069,910
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)	2,805,000	2,858,576
Saavi Energia Sarl 8.875% 2/10/2035 (b)	4,410,000	4,443,075
		7,301,651
TOTAL MEXICO		65,309,015
MOROCCO - 0.5%
Materials - 0.5%
Chemicals - 0.5%
OCP SA 3.75% 6/23/2031 (b)	2,180,000	1,934,750
OCP SA 5.125% 6/23/2051 (b)	1,000,000	760,840
OCP SA 6.875% 4/25/2044 (b)	3,000,000	2,917,500
OCP SA 7.5% 5/2/2054 (b)	2,100,000	2,139,375

TOTAL MOROCCO		7,752,465
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)	944,000	923,232
IHS Holding Ltd 7.875% 5/29/2030 (b)	2,780,000	2,752,200
		3,675,432
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (b)	1,650,000	1,641,569
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)	1,024,338	1,024,850
TOTAL NIGERIA		6,341,851
PANAMA - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	3,275,000	3,150,550
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)	4,955,000	4,509,050
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	2,805,000	2,759,031
Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (b)(d)	57,671	57,596
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)	1,230,000	867,150
TOTAL PANAMA		11,343,377
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)	2,400,000	2,377,800
PERU - 0.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Camposol SA 6% 2/3/2027 (b)	2,340,000	2,300,454
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)	2,100,000	2,094,750
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (b)	2,180,000	2,208,340
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)	2,898,000	2,848,966
		7,152,056
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (b)	1,685,000	1,666,465
TOTAL PERU		11,118,975
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (b)	2,790,000	2,859,581
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	2,360,000	1,744,506
QATAR - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
QatarEnergy 2.25% 7/12/2031 (b)	3,295,000	2,842,465
QatarEnergy 3.125% 7/12/2041 (b)	5,805,000	4,331,227
QatarEnergy 3.3% 7/12/2051 (b)	7,160,000	4,938,180

TOTAL QATAR		12,111,872
SAUDI ARABIA - 3.1%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)	6,809,531	5,981,747
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)	2,530,000	2,435,916
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)	4,120,000	3,596,967
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)	4,170,000	2,717,964
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)	11,299,000	10,764,106
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)	3,505,000	3,055,939
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)	3,671,000	2,968,921
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)	1,030,000	960,861
		32,482,421
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)	1,265,000	1,280,458
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)	2,330,000	2,335,104
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)	2,260,000	2,315,799
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)	1,685,000	1,758,192
TMS Issuer Sarl 5.78% 8/23/2032 (b)	1,670,000	1,716,225
		9,405,778
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)	2,005,000	2,028,619
TOTAL SAUDI ARABIA		43,916,818
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)	2,770,000	2,761,978
SOUTH AFRICA - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	4,940,000	4,279,275
Materials - 0.5%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026	5,555,000	5,365,297
Sasol Financing USA LLC 8.75% 5/3/2029 (b)	820,000	823,942
		6,189,239
Utilities - 0.3%
Electric Utilities - 0.3%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)	3,515,000	3,495,246
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)	1,310,000	1,350,937
		4,846,183
TOTAL SOUTH AFRICA		15,314,697
TURKEY - 0.3%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)	1,735,000	1,801,689
Industrials - 0.2%
Building Products - 0.2%
Sisecam UK PLC 8.625% 5/2/2032 (b)	2,115,000	2,115,148
TOTAL TURKEY		3,916,837
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)	1,441,937	1,146,340
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)	1,821,224	1,748,375

TOTAL UKRAINE		2,894,715
UNITED ARAB EMIRATES - 2.5%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)	4,215,000	3,842,225
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)	8,100,000	6,819,390
		10,661,615
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)	2,855,000	2,657,559
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)	1,390,000	1,437,315
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)	1,515,000	1,400,315
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (e)	570,000	518,438
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)	1,715,000	1,632,577
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)	3,040,000	2,814,006
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)	1,620,000	1,674,740
		12,134,950
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)	1,075,000	1,021,922
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC 6.6227% 4/15/2055 (e)(g)	3,505,000	3,553,194
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)	1,505,000	1,562,848
		5,116,042
Utilities - 0.5%
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)	2,460,000	1,943,695
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)	1,740,000	1,718,563
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)	2,850,000	2,726,738
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)	545,000	547,894
		6,936,890
TOTAL UNITED ARAB EMIRATES		35,871,419
UZBEKISTAN - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)	1,595,000	1,603,773
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)	1,410,000	1,400,538

TOTAL UZBEKISTAN		3,004,311
VENEZUELA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleos de Venezuela SA 12.75% (b)(f)	3,065,000	490,400
Petroleos de Venezuela SA 5.375% (e)(f)	6,115,000	831,640
Petroleos de Venezuela SA 5.5% (e)(f)	3,475,000	465,650
Petroleos de Venezuela SA 6% (b)(f)	15,840,000	2,193,840
Petroleos de Venezuela SA 6% (b)(f)	8,980,000	1,230,260
Petroleos de Venezuela SA 9.75% (b)(f)	12,585,000	1,969,553

TOTAL VENEZUELA		7,181,343
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)	2,146,300	2,076,545
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $501,688,010)		457,927,767

Preferred Securities - 1.5%
		Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA 1.3566% (g)(i)	BRL	33,930,000	2,052,746
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (b)(g)(i)		1,775,000	1,780,262
Banco de Credito e Inversiones SA 8.75% (b)(g)(i)		1,745,000	1,876,541

TOTAL CHILE			3,656,803
MEXICO - 0.7%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(g)(i)		3,300,000	3,347,135
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(g)(i)		1,195,000	1,192,479
			4,539,614
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV 5.125% (b)(g)(i)		3,910,000	3,835,957
Cemex SAB de CV 9.125% (b)(g)(i)		1,850,000	1,933,017
			5,768,974
TOTAL MEXICO			10,308,588
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(f)(g)(i)(j)		1,625,000	81,250
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (e)(g)(i)		1,965,000	1,914,469
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(g)(i)		4,625,000	4,698,326
TOTAL PREFERRED SECURITIES (Cost $24,297,676)			22,712,182

U.S. Treasury Obligations - 3.5%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	12,474,000	9,056,807
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	9,912,000	8,375,253
US Treasury Bonds 3.625% 2/15/2053	3.84 to 5.06	8,841,000	7,446,125
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,321,622
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,594,541
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,778,280
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,204,629
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,684,582
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	2,987,430
TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,009,087)			49,449,269

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $56,340,876)	4.32	56,329,610	56,340,876

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $1,511,329,458)	1,396,593,476
NET OTHER ASSETS (LIABILITIES) - 1.5% (k)	21,011,690
NET ASSETS - 100.0%	1,417,605,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	652	Jun 2025	72,514,625	1,552,373	1,552,373

The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $912,013,033 or 64.3% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $41,384,901 or 2.9% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Level 3 security
(k)	Includes $1,276,875 of cash collateral to cover margin requirements for futures contracts.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,530,437	103,447,945	86,637,506	401,363	-	-	56,340,876	56,329,610	0.1%
Total	39,530,437	103,447,945	86,637,506	401,363	-	-	56,340,876	56,329,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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